Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Class of Stock
Shares Authorized	35,305,078	32,155,078		29,155,078
Shares Outstanding	25,684,404	23,337,391		20,262,664
Aggregate Liquidation Preference	$ 184,512	$ 107,698		$ 61,778
Series A preferred stock
Class of Stock
Shares Authorized	5,929,441	6,000,000		6,000,000
Shares Outstanding	5,520,423	5,560,141		5,660,141
Per Share Price at Issuance	$ 1.4700	$ 1.4700		$ 1.4700
Per Share Conversion Price		1.47%		1.47%
Aggregate Liquidation Preference	$ 8,115	$ 8,173		$ 8,320
Series One Preferred Stock [Member]
Class of Stock
Shares Authorized	2,021,522	2,021,522		2,021,522
Shares Outstanding	1,986,754	1,986,754		1,986,754
Per Share Price at Issuance	$ 1.5100	$ 1.5100		$ 1.5100
Per Share Conversion Price		1.51%		1.51%
Aggregate Liquidation Preference	$ 3,000	$ 3,000		$ 3,000
Series B preferred stock
Class of Stock
Shares Authorized	6,053,784	6,053,784		6,053,784
Shares Outstanding	5,974,907	5,974,907		5,974,907
Per Share Price at Issuance	$ 2.5356	$ 2.5356		$ 2.5356
Per Share Conversion Price		2.5356%		2.5356%
Aggregate Liquidation Preference	$ 15,150	$ 15,150		$ 15,150
Series C preferred stock
Class of Stock
Shares Authorized	10,837,944	10,837,944		10,837,944
Shares Outstanding	4,404,840	4,404,840		4,404,840
Per Share Price at Issuance	$ 3.8798	$ 3.8798		$ 3.8798
Per Share Conversion Price		3.8798%		3.8798%
Aggregate Liquidation Preference	$ 17,090	$ 17,090		$ 17,090
Series D preferred stock
Class of Stock
Shares Authorized	4,312,387	4,312,387		4,312,387
Shares Outstanding	2,862,291	2,862,291		2,236,022
Per Share Price at Issuance	$ 8.1474	$ 8.1474		$ 8.1474
Per Share Conversion Price		8.1474%		8.1474%
Aggregate Liquidation Preference	$ 23,320	$ 23,320		$ 18,218
Series D One Preferred Stock [Member]
Class of Stock
Shares Authorized	3,000,000	3,000,000
Shares Outstanding	2,548,458	2,548,458
Per Share Price at Issuance	$ 16.0746	$ 16.0746	$ 16.0746
Per Share Conversion Price		16.0746%
Aggregate Liquidation Preference	$ 40,965	$ 40,965